Income Taxes (Tables)	12 Months Ended
Sep. 30, 2023
Income Tax Disclosure [Abstract]
Provision (benefit) for Income Taxes

The provision (benefit) for income taxes consists of the following:

	Year Ended September 30,
	2023	2022	2021
Current	$153,611	$102,197	$176,537
Deferred	(60,212)	(3,292)	(50,605)
Income taxes	$93,399	$98,905	$125,932

Components of Deferred Tax Assets and Liabilities

Deferred income taxes are comprised of the following components:

	As of September 30,
	2023	2022
Deferred tax assets:
Deferred revenue	$15,214	$18,470
Employee compensation and benefits	101,400	90,445
Intangible assets and computer software	59,977	64,719
Tax credits, net capital and operating loss carryforwards	142,260	110,764
Lease liabilities	41,777	44,443
Other	73,737	48,171
Total deferred tax assets	434,365	377,012
Valuation allowances	(66,165)	(56,868)
Total deferred tax assets, net	368,200	320,144
Deferred tax liabilities:
Anticipated withholdings on subsidiaries’ earnings	(48,943)	(57,566)
Intangible assets and computer software	(115,092)	(109,419)
Lease assets	(35,607)	(38,454)
Other	(48,718)	(73,166)
Total deferred tax liabilities	(248,360)	(278,605)
Net deferred tax assets	$119,840	$41,539

Effective Income Tax Rate Varied from Statutory Guernsey Tax Rate

The effective income tax rate varied from the statutory Guernsey tax rate as follows:

	Year Ended September 30,
	2023	2022	2021
Statutory Guernsey tax rate	0%	0%	0%
Foreign taxes(1)	14.7	15.3	15.5
Effective income tax rate	14.7%	15.3%	15.5%

As a Guernsey company subject to a corporate tax rate of zero percent, the Company’s overall effective tax rate is attributable to foreign taxes. The Company’s income before income tax expense is considered to be foreign income.

(1) Foreign taxes for the year ended Sep 30, 2023:

In fiscal year 2023, the Company recorded a tax benefit of $22,700 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding relating to the acquisition of TEOCO’s service assurance business and the construction of its Israeli campus.

Foreign taxes in fiscal year 2023 also included a benefit of $40,644 relating to release of gross unrecognized tax benefits due to settlements of tax audits and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The majority of the release was offset by tax payments and, as a result, a net benefit of $16,232 was included within income tax expense for fiscal year 2023.

Foreign taxes in fiscal year 2023 also included a recognition of tax benefit of $11,566 resulting from internal structural changes in certain jurisdictions in which the Company operates, a benefit of $9,236 due to a change in measurement of a deferred tax liability following a regulatory clarification, and a benefit of $3,142 relating to changes in tax regulations in certain jurisdictions.

As previously disclosed in the Company’s Annual Report on Form 20-F for fiscal year 2022, the Company's primary Israeli subsidiary has elected, during fiscal year 2022, to pay the reduced corporate tax on all of its “previously exempt earnings” based on a temporary order of the Israeli budget law. Following this election, payment of this tax, was made during fiscal year 2023. The impact of this election on income taxes was already reflected in fiscal year 2022.

(1) Foreign taxes for the year ended Sep 30, 2022:

In fiscal year 2022, the Company recorded a tax benefit of $37,000 related to the release of accrued withholding taxes on unremitted earnings accumulated in Israel. The release of the accrued withholding taxes followed the Company’s funding decisions relating to the construction of its new Israeli campus; such funding decisions have also taken into consideration recent changes in Israeli law and the recent application of the Preferred Technological Enterprise regime to the company’s main Israeli operating subsidiary.

Foreign taxes in fiscal year 2022 also included a benefit of $8,871 relating to changes in tax regulations in certain jurisdiction, and an expense of $3,193 for the estimated additional tax charge as a result of the gain from sale of a business (see also Note 3).

Foreign taxes in fiscal year 2022 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of $4,757 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions.

Foreign taxes in fiscal year 2022 also included an expense of $1,211 resulting from the creation of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will not likely be realized due to the Company’s projections of future taxable income.

(1) Foreign taxes for the year ended Sep 30, 2021:

In fiscal year 2021, foreign taxes included an expense of $39,596 for the estimated additional tax charge as a result of the gain from sale of a business, please see also Note 3.

Foreign taxes in fiscal year 2021 also included a benefit of $10,933 resulting from internal structural changes in certain jurisdictions in which the Company operates.

Foreign taxes in fiscal year 2021 also included a total amount of releases, net of additions related to prior years, of gross unrecognized tax benefits of $7,701 relating to effectively settled arrangements with tax authorities, changes in facts and circumstances resulting in a change in measurement of certain positions and expiration of the periods set forth in statutes of limitations in certain jurisdictions. The net release was offset by decrease in tax assets and as a result the net impact on income tax expense for fiscal year 2021 was not material.

Foreign taxes in fiscal year 2021 also included a benefit of $6,006 resulting from the release of valuation allowances on deferred tax assets at certain of the Company’s subsidiaries, which will, more likely than not, be realized due to the Company’s projections of future taxable income.

Aggregate Changes in Balance of Company's Gross Unrecognized Tax Benefits

The aggregate changes in the balance of the Company’s gross unrecognized tax benefits were as follows:

	Year Ended September 30,
	2023	2022	2021
Balance at beginning of fiscal year	$213,031	$195,196	$168,186
Additions based on tax positions related to the current year	22,181	22,386	25,662
Additions for tax positions of prior years	18,477	8,359	23,849
Reductions for tax positions of prior years	(16,096)	(7,262)	(7,467)
Settlements with tax authorities(1)	(27,737)	(1,344)	(10,245)
Lapse of statute of limitations	(12,907)	(4,304)	(4,789)
Balance at end of fiscal year	$196,949	$213,031	$195,196

The changes in the years ended September 30, 2023 and 2021 were $27,737 and $10,245 respectively, the majority of which were offset by income tax payments or changes in tax receivables and tax payables.